Non-operating (expenses) income, net (Tables)	12 Months Ended
Mar. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Non-operating (expenses) income, net
	Year ended March 31,
	2021	2022	2023

Dividend income from marketable securities	$802	$974	$1,093
Interest income from bank deposits	235	245	282
Unrealized gain (loss) from marketable securities	2,010	872	(3,973)
Realized gain from sales of marketable securities	333	1,073	581
Rental income, net of depreciation charges	2,026	2,209	1,328
Others	39	(65)	116
Non-operating (expenses) income, net	$5,445	$5,308	$(573)